Darren DeStefano

T: +1 703 456 8034

ddestefano@cooley.com

December 22, 2016

VIA EDGAR

United Stated Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Helius Medical Technologies, Inc.
Registration Statement on Form S-3

Dear Ladies and Gentlemen:

On behalf of Helius Medical Technologies, Inc. (the “Company”), and for the purposes of registering shares of the Company’s Class A Common Stock, Debt Securities and Warrants under the Securities Act of 1933, as amended, we are electronically transmitting herewith a Registration Statement on Form S-3, together with all exhibits thereto. Manually executed signature pages and consents have been executed prior to the time of this electronic filing and will be retained by the Company for five (5) years. Simultaneously herewith, the Company is making a concurrent Canadian filing through the Multijurisdictional Disclosure System with British Columbia as the principal jurisdiction.

Please direct any questions or concerns you may have to the undersigned by mail at the above address or by telephone at (703) 456-8034.

Sincerely,

Darren DeStefano

cc:	Brendan Depoe, Esq
Michelle Audet, Esq.
Teresa Buffington, Esq.
Philippe Deschamps
Joyce LaViscount
Dimitrios Angelis, Esq.

Cooley LLP    One Freedom Square, 11951 Freedom Drive, Reston, VA    20190-5656

t: (703) 456-8000    f: (703) 456-8100    cooley.com